Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2015
Commitments and Contingencies [Abstract]
Schedule of future minimum lease payments under these non-cancelable operating leases
Year Ending December 31,
2015 (remainder of year)	$15,000
2016	20,000
Total	$35,000